Commitments and Contingencies (Certain Matters Resolved And Purchase Commitments) (Details) $ in Millions		1 Months Ended				12 Months Ended
		Jan. 31, 2015 USD ($)	Apr. 30, 2014 Defendant	Mar. 31, 2013	Oct. 31, 2010	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)
Loss Contingencies [Line Items]
Litigation settlement income (loss)	[1]					$ 0	$ 0	$ 1,342
Long-term purchase commitment, amount						$ 3,700
Violation Of Securities Law, Failure to Disclose Material Information [Member]
Loss Contingencies [Line Items]
Litigation settlement income (loss)							$ (400)
U.S. District Court For The Southern District Of New York Versus Pfizer And Several Of Our Current And Former Officers [Member] | Settled Litigation [Member] | Violation Of Securities Law, Failure to Disclose Material Information [Member]
Loss Contingencies [Line Items]
Litigation settlement income (loss)		$ (400)
Viagra [Member] | Pfizer Versus Apotex Inc. and Apotex Corp., Mylan Pharmaceuticals Inc. and Mylan Inc., Actavis, Inc. and Amneal Pharmaceuticals LLC [Member] | Pending Litigation [Member] | Patent Infringement [Member]
Loss Contingencies [Line Items]
Exclusivity Period					6 months
Celebrex [Member] | Pfizer Versus Teva Pharmaceuticals USA, Inc., Mylan, Watson, Lupin Pharmaceuticals USA, Inc., Apotex Corp. and Apotex Inc. [Member] | Settled Litigation [Member] | Patent Infringement [Member]
Loss Contingencies [Line Items]
Exclusivity Period				6 months
Number of defendants | Defendant			2

[1]	In 2013, reflects income from a litigation settlement with Teva Pharmaceutical Industries Ltd. (Teva) and Sun Pharmaceutical Industries Ltd. (Sun) for patent-infringement damages resulting from their “at-risk” launches of generic Protonix in the U.S. As of December 31, 2014, all amounts due had been collected.